Valuation of Available-for-Sale Investments (Detail)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock USD ($)	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2010 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2010 Five One Network Development Co Ltd Series C Preferred Stock CNY
Schedule of Available-for-sale Securities [Line Items]
Fair value of available-for-sale investment as at Beginning of the period	423,302,661	450,966,634	$ 61,464,453
Unrealized gain(loss) in fair value				777,440	4,893,132	(73,032)	(3,319,196)	(20,890,689)	(14,467,019)
Transfer in and/or out of Level 3
Effect of exchange rate change	(20,453,986)	(13,123,922)
Fair value of available-for-sale investment as at End of the period	386,851,118	423,302,661	$ 61,464,453